August 24, 2016

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.	VIA EDGAR
Washington, D.C. 20549

Re:	Securian Funds Trust

File Numbers: 002-96990 and 811-04279

Dear Ladies and Gentlemen:

On behalf of Securian Funds Trust (the “Trust”), this exhibit is being filed pursuant to the Securities Act of 1933, as amended, and Rule 497 thereunder (“Rule 497”), and the Investment Company Act of 1940, for the purpose of submitting in eXtensible Business Reporting Language (“XBRL”) format the supplement to the Trust’s prospectus filed on August 15, 2016. This exhibit is being filed in accordance with General Instruction C.3.(g) of Form N-1A, and is being filed solely for the purpose of submitting the risk/return summary information for the SFT Advantus Managed Volatility Equity Fund in interactive data format in the manner provided by Rule 405 of Regulation S-T.

Questions regarding this filing may be directed to the undersigned at (651) 665-3747.

Sincerely,

/s/ Michael T. Steinert

Michael T. Steinert

Senior Counsel

MTS:mab

Enclosures

cc:	Michael J. Radmer, Esq.

Dorsey & Whitney LLP